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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one.):  [X] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Tamalpais Asset Management LP
Address:  3 Harbor Dr Ste. 204
          Sausalito, CA 94965

Form 13F File Number: 28-12446

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Darren Huber
Title:  Chief Compliance Officer
Phone:  415-289-3606

Signature, Place, and Date of Signing:

   /s/ Darren Huber                Sausalito, CA            August 13, 2008
-------------------------     -------------------------     ----------------
      [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  72
Form 13F Information Table Value Total:  $235,708
                                         (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                          FORM 13F INFORMATION TABLE

COLUMN 1                           COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7    COLUMN 8
--------                       ---------------- --------- -------- ---------------- ---------- -------- ---------------
                                                                                                        VOTING AUTHORITY
                                                                                                        ---------------
                                                           VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER
NAME OF ISSUER                  TITLE OF CLASS   CUSIP    (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS SOLE  SHARE NONE
--------------                 ---------------- --------- -------- ------- --- ---- ---------- -------- ----  ----- ----
AAR Corp                       NOTE 1.750% 2/0  000361AH8 $ 3,381    4,385 PRN         SOLE             SOLE
American Intl Group Inc        Unit 99/99/9999  026874115 $12,231  205,000 PRN         SOLE             SOLE
Amkor Technology Inc           NOTE 2.500% 5/1  031652AX8 $ 2,048    2,000 PRN         SOLE             SOLE
Archer Daniels Midland Co      Unit 99/99/9999  039483201 $12,256  279,700 PRN         SOLE             SOLE
Arris Group Inc                NOTE 2.000% 11/1 04269QAC4 $ 1,760    2,100 PRN         SOLE             SOLE
Atherogenics Inc               COM              047439104 $     1    1,200  SH         SOLE             SOLE
Barrett Bill Corp              NOTE 5.000% 3/1  06846NAA2 $ 6,022    5,000 PRN         SOLE             SOLE
Boston Pptys Ltd Partnership   NOTE 3.750% 5/1  10112RAG9 $13,216   12,000 PRN         SOLE             SOLE
Bristow Group Inc              PFD CNV 5.50%    110394400 $ 2,449   40,000 PRN         SOLE             SOLE
Ceradyne Inc                   NOTE 2.875% 12/1 156710AA3 $ 2,781    3,000 PRN         SOLE             SOLE
Chiquita Brands Intl Inc       NOTE 4.250% 8/1  170032AT3 $ 1,874    2,000 PRN         SOLE             SOLE
Coeur D'Alene Mines Corp Ida   NOTE 3.250% 3/1  192108AR9 $ 1,693    2,000 PRN         SOLE             SOLE
Conexant Systems Inc           NOTE 4.000% 3/0  207142AH3 $ 3,805    5,021 PRN         SOLE             SOLE
Countrywide Financial Corp     DBCV 4/1         222372AN4 $ 5,797    6,000 PRN         SOLE             SOLE
Countrywide Financial Corp     COM              222372104 $ 2,175   91,100  SH         SOLE             SOLE
Cubist Pharmaceuticals Inc     NOTE 2.250% 6/1  229678AC1 $ 3,823    4,300 PRN         SOLE             SOLE
Earthlink Inc                  NOTE 3.250% 11/1 270321AA0 $ 4,618    4,000 PRN         SOLE             SOLE
Evergreen Solar Inc            COM              30033R108 $    19    2,000  SH         SOLE             SOLE
Fleetwood Enterprises Inc      COM              339099103 $    77   29,200  SH         SOLE             SOLE
Freeport-McMoran Copper & Gold PFD CONV         35671D782 $ 4,700   28,000 PRN         SOLE             SOLE
Frontier Airlines Inc New      DBCV 5.000% 12/1 359065AA7 $ 6,206   14,704 PRN         SOLE             SOLE
General Mtrs Corp              Deb Sr Conv B    370442733 $   422   30,818 PRN         SOLE             SOLE
General Mtrs Corp              Deb Sr Cv C 33   370442717 $ 2,069  150,486 PRN         SOLE             SOLE
General Mtrs Corp              COM              370442105 $ 1,473  128,075  SH         SOLE             SOLE
General Mtrs Corp              Deb Sr Conv A    370442741 $   469   31,553 PRN         SOLE             SOLE
General Mtrs Corp              Senior Deben D   370442691 $    71    3,300 PRN         SOLE             SOLE
Genzyme Corp                   COM              372917104 $   144    2,000  SH         SOLE             SOLE
Health Care Reit Inc           NOTE 4.750% 12/0 42217KAP1 $ 4,268    4,000 PRN         SOLE             SOLE
Hecla Mng Co                   6.5% CONV PFD    422704304 $ 6,579   68,100 PRN         SOLE             SOLE

                          FORM 13F INFORMATION TABLE

COLUMN 1                           COLUMN 2       COLUMN 3   COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7    COLUMN 8
--------                       ---------------- ------------ -------- ---------------- ---------- -------- ---------------
                                                                                                           VOTING AUTHORITY
                                                                                                           ---------------
                                                              VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER
NAME OF ISSUER                  TITLE OF CLASS     CUSIP     (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS SOLE  SHARE NONE
--------------                 ---------------- ------------ -------- ------- --- ---- ---------- -------- ----  ----- ----
Hologic Inc                    FRNT 2.000% 12/1 436440AA9    $ 5,101    6,000 PRN         SOLE             SOLE
Horizon Lines Inc              COM              44044K101    $    60    6,000  SH         SOLE             SOLE
Human Genome Sciences Inc      COM              444903108    $    13    2,400  SH         SOLE             SOLE
Incyte Corp                    NOTE 3.500% 2/1  45337CAF9    $ 2,309    2,500 PRN         SOLE             SOLE
Isis Pharmaceuticals Inc Del   NOTE 2.625% 2/1  464337AE4    $ 8,351    7,255 PRN         SOLE             SOLE
Legg Mason Inc                 Unit 99/99/9999  524901303    $13,582  324,500 PRN         SOLE             SOLE
Mentor Graphics Corp           FRNT 8/0         587200AD8    $ 4,064    4,000 PRN         SOLE             SOLE
Microchip Technology Inc       COM              595017104    $   122    4,000  SH         SOLE             SOLE
Mylan Labs Inc                 PFD CONV         628530206    $ 2,615    3,000 PRN         SOLE             SOLE
NII Holdings Inc               NOTE 3.125% 6/1  62913FAJ1    $ 3,380    4,000 PRN         SOLE             SOLE
Ocwen Finl Corp                COM NEW          675746309    $     2      500  SH         SOLE             SOLE
OSI Pharmaceuticals Inc        NOTE 3.250% 9/0  671040AD5    $ 5,086    5,000 PRN         SOLE             SOLE
Penn VA Corp                   NOTE 4.500% 11/1 707882AA4    $ 3,041    2,000 PRN         SOLE             SOLE
Platinum Underwriter Hldgs     Pfd Conv Ser A   BMG7127P1427 $ 1,473   50,000 PRN         SOLE             SOLE
ProLogis                       NOTE 1.875% 11/1 743410AR3    $ 3,029    3,500 PRN         SOLE             SOLE
ProLogis                       NOTE 2.625% 5/1  743410AS1    $11,983   13,145 PRN         SOLE             SOLE
Savvis Inc                     NOTE 3.000% 5/1  805423AA8    $ 2,258    3,000 PRN         SOLE             SOLE
Schering-Plough Corp           Pfd Conv Man07   806605705    $12,096   63,500 PRN         SOLE             SOLE
School Specialty Inc           NOTE 3.750% 8/0  807863AE5    $ 2,814    3,000 PRN         SOLE             SOLE
SPDR TR                        UNIT SER 1       78462F103    $   960    7,500  SH         SOLE             SOLE
Alternative Asset Mgmt Acqu    *W Exp 8/01/201  02149U119    $     7   17,500 PRN         SOLE             SOLE
Altas Acquisition Hldgs Corp   *W Exp 01/23/201 049162118    $     3    5,000 PRN         SOLE             SOLE
Alyst Acquisition Corp         *W Exp 6/28/201  02263A113    $     3    5,000 PRN         SOLE             SOLE
Highlands Acquisition Corp     *W Exp 10/03/201 430880112    $     7   20,000 PRN         SOLE             SOLE
Ideation Acquisition Corp      *W Exp 11/19/201 451665111    $     9   29,500 PRN         SOLE             SOLE
KBL Healthcare Acquis Corp I   *W Exp 07/18/201 48241N115    $     4   15,000 PRN         SOLE             SOLE
Santa Monica Media Corp        *W Exp 03/27/201 802501114    $     2   10,000 PRN         SOLE             SOLE
NTR Acquisition Co             *W Exp 06/28/201 629415118    $     4   10,000 PRN         SOLE             SOLE

                          FORM 13F INFORMATION TABLE

COLUMN 1                           COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7    COLUMN 8
--------                       ---------------- --------- -------- ---------------- ---------- -------- ---------------
                                                                                                        VOTING AUTHORITY
                                                                                                        ---------------
                                                           VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER
NAME OF ISSUER                  TITLE OF CLASS   CUSIP    (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS SOLE  SHARE NONE
--------------                 ---------------- --------- -------- ------- --- ---- ---------- -------- ----  ----- ----
Renaissance Acquisition Corp   *W Exp 01/28/201 75966C115  $    2  10,000  PRN         SOLE             SOLE
Tailwind Finl Corp Inc         *W Exp 04/11/201 874023112  $    2  10,000  PRN         SOLE             SOLE
Hicks Acquisition Co I Inc     *W Exp 09/28/201 429086127  $    5  10,000  PRN         SOLE             SOLE
Victory Acquisition Corp       *W Exp 04/24/201 92644D118  $    3   5,000  PRN         SOLE             SOLE
St Mary Ld & Expl Co           NOTE 3.500% 4/0  792228AD0  $2,745   2,000  PRN         SOLE             SOLE
Standard Motor Products Inc    SDCV 6.750% 7/1  853666AB1  $8,441   8,850  PRN         SOLE             SOLE
Suncor Energy Inc              COM              867229106  $   58   1,000   SH         SOLE             SOLE
Theravance Inc                 NOTE 3.000% 1/1  88338TAA2  $5,090   7,000  PRN         SOLE             SOLE
Transocean Sedco Forex Inc     NOTE 1.500% 12/1 893830AV1  $2,834   2,500  PRN         SOLE             SOLE
Transocean Sedco Forex Inc     NOTE 1.500% 12/1 893830AW9  $6,301   5,500  PRN         SOLE             SOLE
United Therapeutics Corp Del   NOTE 0.500% 10/1 91307CAD4  $5,700   4,000  PRN         SOLE             SOLE
WebMD Corp                     NOTE 3.125% 9/0  94769MAG0  $8,942  10,000  PRN         SOLE             SOLE
Wesco Intl Inc                 NOTE 1.750% 11/1 95082PAG0  $2,536   3,000  PRN         SOLE             SOLE
World Acceptance Corporation   NOTE 3.000% 10/0 981417AB4  $3,371   4,000  PRN         SOLE             SOLE
Yellow Roadway Corp            NOTE 5.000% 8/0  985577AA3  $  873   1,000  PRN         SOLE             SOLE